Label	Element	Value
MassMutual Premier Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
(the “Fund”)
Supplement dated March 8, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier Balanced Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The information regarding the MSCI EAFE Index for the Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance (on page 49 of the Prospectus) is hereby deleted.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE